COMMITMENTS AND CONTINGENCIES - Summary of future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year
2021					$ 3,451,635
2022					3,376,849
2023					1,689,562
2024					496,567
2025					511,462
Thereafter					348,145
Total					9,874,220
Expensed in rent related to leases	$ 824,300	$ 800,577	$ 2,425,454	$ 2,401,732	$ 3,202,308	$ 3,004,423	$ 2,822,009